Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance, beginning at May. 12, 2014
Balance, beginning (in shares) at May. 12, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued to founders	$ 3,016	(3,015)		$ 1
Common stock issued to founders (in shares)	3,017,203
Common stock issued for cash	$ 135	34,865		35,000
Common stock issued for cash (in shares)	134,504
Preferred shares issued for cash	$ 1,718	528,282		530,000
Preferred shares issued for cash (in shares)	1,717,635
Common stock issued for services	$ 624	(262)		362
Common stock issued for services (in shares)	623,858
Net loss			(446,349)	(446,349)
Balance, ending at Mar. 31, 2015	$ 5,493	559,870	(446,349)	$ 119,014
Balance, ending (in shares) at Mar. 31, 2015	5,493,200			5,493,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for cash, net of issuance costs	$ 3,856	5,007,458		$ 5,011,314
Common stock issued for cash, net of issuance costs (in shares)	3,856,229
Warrants issued to underwriter		(206,715)		(206,715)
Common stock issued upon conversion of notes	$ 437	654,563		655,000
Common stock issued upon conversion of notes (in shares)	436,806
Recapitalization	$ 3,000	(3,000)
Recapitalization (in shares)	3,000,005			3,000,005
Common stock issued for services	$ 829	537,770		$ 538,599
Common stock issued for services (in shares)	829,200
Net loss			(3,710,827)	(3,710,827)
Balance, ending at Mar. 31, 2016	$ 13,615	$ 6,549,946	$ (4,157,176)	$ 2,406,385
Balance, ending (in shares) at Mar. 31, 2016	13,615,440			13,615,440